FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of financial instruments are measured fair value
	December 31, 2022
	Amount	Level 1	Level 2	Level 3

Investment in Edible Garden Corp.	$210	$210	$—	$—